CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 15, 2025 $ / shares	Jul. 15, 2025 $ / shares	Jul. 30, 2025 USD ($) shares	Jul. 30, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Volatility	94.00%	94.00%
Strike price on conversion | $ / shares	$ 0.3557
Interest Paid in Cash				$ 2		$ 71	$ 65
Reclassification to share capital, derivative				17,800
Reclassification to share capital, liability				$ 408
Proportion of conversion			14.24%	14.24%
Principal amount			$ 15,000
Aggregate outstanding principal			$ 12,864
Estimated value for conversion option						97,799	35,305
Debt instrument change in fair value						80,294	$ 18,618
Debt issuance costs, net						196
Amortization of debt issuance costs						$ 22
Shares issued | shares			6,005,060	6,005,060
Conversion of principal equity			$ 2,136
Share price on valuation date | $ / shares		$ 2.16
Time to expiration	3,078	3,078
Interest rate					30.10%	30.10%
Kopernik Global Investors, LLC
Statement [Line Items]
Aggregate principal amount					$ 15,000
Debt instrument term					10 years	10 years
Interest rate					2.00%	2.00%
Conversion price | $ / shares					$ 0.3557
Description of debt instrument convertible					If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the "financing redemption option"), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Group’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount	If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the "financing redemption option"), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Group’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount